UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                       MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-2213
                                                    --------

                        Castle Convertible Fund, Inc.
                        -----------------------------
             (Exact name of registrant as specified in charter)

                 111 Fifth Avenue, New York, New York 10003
                 ------------------------------------------
             (Address of principal executive offices) (Zip code)

                           Mr. Gregory S. Duch
                         Fred Alger Management, Inc.
                              111 Fifth Avenue
                          New York, New York 10003
                          ------------------------
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: 212-806-8800
                                                          ------------

Date of fiscal year end:        October 31
Date of reporting period:       April 30, 2003

Item 1. Reports to Stockholders
        -----------------------

Dear Shareholder:

Slow, steady economic growth; reliable consumers; tentative corporations; and war. That is the short answer to the question: what happened during the six months ended April 30? The last two months of 2002 saw the equity markets recover from their lows of October 9, though a significant portion of those gains were in technology stocks and were then given up in the first weeks of 2003 because the fundamentals had not yet improved.

However, throughout this period, the economy remained in a steady growth pattern. It was not a dramatic period. Consumer spending accounted for most of the economic growth. Consumers were aided by historically low interest rates, already well below 4% on the 10-year note by April and continually decreasing thereafter. Low rates led to another wave of mortgage refinancing, which put more money in people's pockets. That refinancing boom, combined with increased federal spending, tax cuts, and a Federal Reserve that has kept short-term rates very low, buoyed consumer spending during a time of weak employment, tentative companies, and tumultuous international affairs.

A cold and snowy February of 2003 combined with rising tension and concern about Iraq dampened economic activity across the board. Consumers pared back purchases on certain items, and companies were loathe to undertake capital expenditures ahead of the war. As a result, the economy grew at an annual rate of less than 2% for the first quarter of 2003. However, when it became clear in early March that war was inevitable, the markets rallied. It is often said that the markets hate uncertainty. The rally that began in March was certainly a testament to that notion. The markets seesawed during the uncertain first days of the war, but then resumed their upward movement as Saddam Hussein's regime crumbled. The result was that from November 1, 2002 through April 30, 2003, the Dow rose 2.1%, the S&P 500 was up 4.5%, and the NASDAQ gained 10.1%.

Now, for the first time in over two years, Wall Street has begun to look to the future. Companies that can show healthy balance sheets and an ability to improve productivity and expand their businesses are becoming attractive to investors. That is as it should be, but it has not been the case for quite a while. The markets and the country in general are beginning to emerge from two years that included a recession, terrorism, war, and corporate scandals. Sentiment has slowly been shifting away from fear and toward guarded hope. That shift should lead to support for higher levels for the equity markets. That does not mean a return to irrational exuberance, but it does mean a more balanced market where good companies and good stock picking are rewarded.

                                       Respectfully submitted,

                                       /s/ Dan C. Chung

                                       Dan C. Chung
                                       Chief Investment Officer

June 16, 2003

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2003


Principal     Corporate Convertible
  Amount       Bonds-63.4%                                      Value
------------------------------------------------------------------------

              AEROSPACE & DEFENSE-2.1%
$  500,000    EDO Corporation, Cv. Sub.
               Notes, 5.25%, 4/15/07(a)                      $   516,900
   500,000    L-3 Communications Holdings,
               Inc., Senior Sub. Cv. Contingent
               Debt Securities, 4.40%, 9/15/11                   547,500
                                                             -----------
                                                               1,064,400
                                                             -----------

              AIR FREIGHT & LOGISTICS-1.0%
   500,000    United Parcel Service, Inc.,
               Senior Cv. Notes, 1.75%,
               9/27/07                                           515,600
                                                             -----------

              BIOTECHNOLOGY-1.3%
   650,000    Aviron, Cv. Sub. Notes,
               5.25%, 2/1/08                                     683,735
                                                             -----------

              COMMERCIAL SERVICES &
               SUPPLIES-1.6%
   750,000    First Data Corporation, Senior
               Cv. Contingent Debt Securities,
               2.00%, 3/1/08                                     840,975
                                                             -----------

              COMMUNICATIONS EQUIPMENT-5.4%
   850,000    Adaptec, Inc., Cv. Sub. Notes,
               3.00%, 3/5/07                                     779,875
 1,000,000    Brocade Communications
               Systems, Inc., Cv. Sub. Notes,
               2.00%, 1/1/07                                     805,000
 1,000,000    CIENA Corporation, Cv. Notes,
               3.75%, 2/1/08                                     796,200
   500,000    Nortel Networks Corporation,
               Cv. Senior Notes, 4.25%,
               9/1/08                                            423,750
                                                             -----------
                                                               2,804,825
                                                             -----------

              COMPUTER SOFTWARE-4.8%
   550,000    BEA Systems, Inc., Cv.
               Sub. Notes, 4.00%,
               12/15/06                                          523,875
   950,000    Juniper Networks, Inc., Cv. Sub.
               Notes, 4.75%, 3/15/07                             862,125
   500,000    Mercury Interactive Corporation,
               Cv. Sub. Notes, 4.75%,
               7/1/07                                            495,650
   650,000    VERITAS Software Corporation,
               Cv. Sub. Notes, 1.856%,
               8/13/06                                           582,530
                                                             -----------
                                                               2,464,180
                                                             -----------

              DIVERSIFIED FINANCIALS-1.5%
   800,000    E*TRADE Group, Inc., Cv. Sub.
               Notes, 6.75%, 5/15/08                             784,960
                                                             -----------


Principal     Corporate Convertible
  Amount       Bonds-(Continued)                                Value
------------------------------------------------------------------------

              ELECTRONIC EQUIPMENT &
               INSTRUMENTS-2.5%
$  500,000    Jabil Circuit, Inc., Cv. Sub.
               Notes, 1.75%, 5/15/21                         $   494,900
   850,000    Tech Data Corporation, Cv. Sub.
               Deb., 2.00%, 12/15/21                             775,965
                                                             -----------
                                                               1,270,865
                                                             -----------

              ENERGY EQUIPMENT & SERVICES-4.4%
   555,000    AES Corporation, Cv. Jr. Sub.
               Deb., 4.50%, 8/15/05                              497,391
   650,000    BJ Services Company, Cv. Senior
               Notes, 0.3954%, 4/24/22(a)                        547,625
   650,000    Kerr-McGee Corporation, Cv.
               Sub. Deb., 5.25%, 2/15/10                         693,875
   450,000    Pride International Inc., Cv.
               Senior Notes, 2.50%, 3/1/07                       525,375
                                                             -----------
                                                               2,264,266
                                                             -----------

              FOOD & DRUG RETAILING-1.3%
   700,000    Rite Aid Corporation, Cv. Notes,
               4.75%, 12/1/06                                    686,070
                                                             -----------

              HEALTH CARE-8.6%
   500,000    AmeriSource Health
               Corporation, Cv. Sub.
               Notes, 5.00%, 12/1/07                             658,975
   750,000    Medtronic, Inc., Senior Cv.
               Deb., 1.25%, 9/15/21                              794,212
 1,250,000    Omnicare, Inc., Cv. Sub. Deb.,
               5.00%, 12/1/07                                  1,264,000
   375,000    Province Healthcare Company,
               Cv. Sub. Notes, 4.50%,
               11/20/05                                          360,938
 1,000,000    Quest Diagnostics Incorporated,
               Contingent Cv. Deb., 1.75%,
               11/30/21                                        1,046,200
   250,000    WebMD Corporation, Cv. Sub.
               Notes, 3.25%, 4/1/07                              321,250
                                                             -----------
                                                               4,445,575
                                                             -----------

              HOTELS, RESTAURANTS &
               LEISURE-1.4%
   750,000    Hilton Hotels Corp., Cv. Sub.
               Notes, 3.375%, 4/15/23(a)                         745,350
                                                             -----------

              INDUSTRIAL CONGLOMERATES-1.0%
   500,000    TYCO International Group,
               Cv. Senior Deb., 2.75%,
              1/15/18(a)                                         508,125
                                                             -----------

              MEDIA-4.5%
 1,000,000    Echostar Communications
               Corporation, Cv. Sub. Notes,
               5.75%, 5/15/08                                  1,062,500
   750,000    Liberty Media Corporation,
               Senior Exchangeable Deb.,
               0.75%, 3/30/23(a)                                 800,362





Principal     Corporate Convertible
  Amount       Bonds-(Continued)                                Value
------------------------------------------------------------------------

              MEDIA-(Continued)
$  500,000    Mediacom Communications
               Corporation, Cv. Senior Notes,
               5.25%, 7/1/06                                 $   485,600
                                                             -----------
                                                               2,348,462
                                                             -----------

              METALS & MINING-1.5%
   750,000    Freeport-McMoran Copper &
               Gold, Inc., Cv. Senior Notes,
               7.00%, 2/11/11(a)                                 791,250
                                                             -----------

              PHARMACEUTICALS-1.2%
   650,000    IVAX Corporation, Cv. Senior
               Sub. Notes, 4.50%, 5/15/08                        607,750
                                                             -----------

              RETAIL-8.4%
   750,000    Barnes & Noble, Inc., Cv. Sub.
               Notes, 5.25%, 3/15/09                             742,500
   900,000    Best Buy Co. Inc., Cv. Sub.
               Deb., 2.25%, 1/15/22                              874,170
   500,000    Gap, Inc., (The) Senior Cv.
               Notes, 5.75%, 3/15/09                             657,500
   250,000    Gap, Inc., (The) Senior Cv.
               Notes, 5.75%, 3/15/09(a)                          328,750
 1,000,000    Penney (J.C.) Company, Inc.,
               Cv. Sub. Notes, 5.00%,
               10/15/08                                          978,300
   750,000    Venator Group, Inc., Cv. Sub.
               Notes, 5.50%, 6/1/08                              792,225
                                                             -----------
                                                               4,373,445
                                                             -----------

              SEMICONDUCTOR EQUIPMENT
               & PRODUCTS-8.0%
 1,150,000    Fairchild Semiconductor
               Corporation, Senior Cv. Sub.
               Notes, 5.00%, 11/1/08                           1,092,500
 1,000,000    General Semiconductor, Inc.,
               Cv. Sub. Notes, 5.75%,
               12/15/06                                          993,800
 1,150,000    International Rectifier
               Corporation, Cv. Sub. Notes,
               4.25%, 7/15/07                                  1,052,250
   375,000    Lam Research Corporation, Cv.
               Sub. Notes, 4.00%, 6/1/06                         357,525
   725,000    LSI Logic Corporation, Cv. Sub.
               Notes, 4.00%, 11/1/06                             638,000
                                                             -----------
                                                               4,134,075
                                                             -----------

              SOFTWARE-.9%
   300,000    Symantec Corporation, Cv.
               Sub. Notes, 3.00%, 11/1/06                        440,250
                                                             -----------

              WIRELESS TELECOMMUNICATION
               SERVICES-2.0%
 1,025,000    Nextel Communications, Inc.,
               Cv. Senior Notes, 4.75%,
               7/1/07                                          1,018,645
                                                             -----------
              Total Corporate Convertible
               Bonds (Cost $31,437,400)                       32,792,803
                                                             -----------


  Shares      Preferred Stock-.8%
----------

              INSURANCE
    15,000    XL Capital Ltd., Cl. A, 7.625%,
               Series B (Cost $375,000)                          399,000
                                                             -----------


              Convertible Preferred
  Shares       Securities-9.1%                                  Value
------------------------------------------------------------------------

              BANKS-2.4%
    21,700    Washington Mutual, Capital
               Trust 2001, 5.375%, Cv. Pfd.
               Income Equity Redeemable
               Securities                                    $ 1,239,721
                                                             -----------

              HOUSEHOLD DURABLES-1.0%
    10,500    Newell Financial Trust I, 5.25%,
               Cv. Quarterly Income Pfd.                         504,000
                                                             -----------

              INFORMATION TECHNOLOGY
               CONSULTING & SERVICES-1.0%
    11,000    Titan Capital Trust, 5.75%,
               Cv. Pfd.                                          499,180
                                                             -----------

              INSURANCE-1.0%
    22,000    Travelers Property Casualty
               Corp., 4.50%, Cv. Jr. Sub.
               Notes                                             539,000
                                                             -----------

              MEDIA-1.3%
    25,000    Comcast Corporation, 2.00%,
               Exch. Sub. Deb., 10/15/29                         665,750
                                                             -----------

              PAPER PACKAGING & FOOD
               PRODUCTS-1.0%
    10,600    International Paper Capital
               Trust, 5.25%, Cv. Pfd.                            519,930
                                                             -----------

              RETAIL-1.4%
    25,000    United Rental Trust I, 6.50%,
               Cv. Quarterly Income Pfd.                         748,500
                                                             -----------
              Total Convertible
               Preferred Securities
               (Cost $4,562,350)                               4,716,081
                                                             -----------

              Mandatory Convertible
               Securities-11.3%
              AEROSPACE & DEFENSE-1.5%
     7,550    Northrop Grumman Corp., Equity
               Security Units, 7.25%,
               11/16/04(b)                                       767,850
                                                             -----------

              COMMUNICATIONS EQUIPMENT-1.0%
    17,000    Motorola Inc., 7.00% Equity
               Security Units, 11/16/04(b)                       487,900
                                                             -----------

              DIVERSIFIED TELECOMMUNICATION
               SERVICES-2.1%
    12,000    ALLTEL Corporation, 7.75%,
               Equity Units, 5/17/05(b)                          581,400
    20,000    CenturyTel, Inc., 6.875%,
               Corporate Units, 5/15/05(b)                       511,000
                                                             -----------
                                                               1,092,400
                                                             -----------

              ELECTRIC UTILITIES-1.2%
    24,200    DTE Energy Company, 8.75%,
               Equity Security Units,
               8/16/05(b)                                        612,502
                                                             -----------

              ENERGY-3.6%
    14,000    Cinergy Corp., 9.50%, Feline
               Income (PRIDES), 2/16/05(b)                       800,100
    10,500    Dominion Resources Inc.,
               8.75%, Upper DECS Equity
               Income Securities, 5/15/06(b)                     542,745





              Mandatory Convertible
  Shares       Securities-(Continued)                           Value
------------------------------------------------------------------------

              ENERGY-(Continued)
    17,500    Valero Energy Corp., Trust I,
               7.75%, Premium Equity
               Participating Security Units,
               8/18/03(b)                                    $   494,025
                                                             -----------
                                                               1,836,870
                                                             -----------

              HEALTH CARE-1.0%
     6,375    Anthem, Inc., 6.00%, Equity
               Security Units, 11/15/04(b)                       535,500
                                                             -----------

              INSURANCE-.9%
    10,000    Chubb Corporation (The), 7.00%,
               Equity Units, 11/16/05(b)                         241,200
     4,400    PartnerRe Ltd., 8.00%,
               Premium Equity Participating
               Security Units, 12/31/04(b)                       238,744
                                                             -----------
                                                                 479,944
                                                             -----------
              Total Mandatory Convertible
               Securities (Cost $5,825,458)                    5,812,966
                                                             -----------

              Common Stocks-11.2%
              DIVERSIFIED FINANCIALS-2.4%
     7,500    Bank of America Corporation                        555,375
    17,500    Citigroup Inc.                                     686,875
                                                             -----------
                                                               1,242,250
                                                             -----------

              ELECTRIC UTILITIES-2.0%
    15,000    FirstEnergy Corp.                                  505,950
    27,500    TXU Corp.                                          547,800
                                                             -----------
                                                               1,053,750
                                                             -----------

              GAS COMPANIES-1.0%
    15,500    KeySpan Corporation                                524,985
                                                             -----------

              Common
  Shares       Stocks-(Continued)                               Value
------------------------------------------------------------------------

              INSURANCE-.5%
     8,500    Lincoln National Corporation                   $   271,660
                                                             -----------

              OIL & GAS-2.0%
    10,000    ConocoPhillips                                     503,000
    12,000    Royal Dutch Petroleum
               Company                                           498,736
                                                             -----------
                                                               1,001,736
                                                             -----------

              PHARMACEUTICALS-2.5%
    20,000    Bristol-Myers Squibb
               Company                                           510,800
     6,800    Merck & Co., Inc.                                  395,624
    22,000    Schering-Plough Corporation                        398,200
                                                             -----------
                                                               1,304,624
                                                             -----------

              WIRELESS TELECOMMUNICATION
               SERVICES-.8%
    11,000    Verizon Communications Inc.                        411,180
                                                             -----------
              Total Common Stocks
               (Cost $5,506,975)                               5,810,185
                                                             -----------


Principal     Short-Term
  Amount       Investments-2.6%
----------

$1,325,000    Federal National Mortgage
               Association, 1.25%, 5/1/03
               (Cost $1,325,000)                               1,325,000
                                                             -----------
Total Investments
 (Cost $49,032,183)(c)                              98.4%     50,856,035
Other Assets in Excess of Liabilities                1.6         829,557
                                                   ---------------------
Net Assets                                         100.0%    $51,685,592
                                                   =====================

--------------------
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(c) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $49,453,887 amounted to $1,402,148 which consisted of aggregate gross unrealized appreciation of $2,290,283 and aggregate gross unrealized depreciation of $888,135.

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)


ASSETS:
  Investments in securities, at value (cost $49,032,183),
   see accompanying schedule of investments                                $50,856,035
  Cash                                                                          21,209
  Receivable for investment securities sold                                    948,144
  Dividends and interest receivable                                            501,218
  Prepaid expenses                                                              31,841
                                                                           -----------
      Total Assets                                                          52,358,447

LIABILITIES:
  Payable for investment securities purchased                $595,103
  Investment advisory fees payable                             31,088
  Directors' fees payable                                       3,297
  Accrued expenses                                             43,367
                                                             --------
      Total Liabilities                                                        672,855
                                                                           -----------

NET ASSETS applicable to 2,236,003 outstanding shares
 of $0.01 par value  (10,000,000 shares authorized)                        $51,685,592
                                                                           ===========

NET ASSET VALUE PER SHARE                                                  $     23.12
                                                                           ===========

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended April 30, 2003 (Unaudited)


INVESTMENT INCOME:
  Income:
    Interest                                                                   $  668,965
    Dividends                                                                     564,815
      Total Income                                                              1,233,780
  Expenses:
    Investment advisory fees-Note 2(a)                       $   189,086
    Directors' fees                                               21,012
    Shareholder reports                                           31,274
    Custodian and transfer agent fees                             13,044
    Professional fees                                             27,841
    Bookkeeping fees                                               9,000
    Miscellaneous                                                 15,636
                                                             -----------
      Total Expenses                                                              306,893
                                                                               ----------
NET INVESTMENT INCOME                                                             926,887

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                            (2,487,886)
  Net change in unrealized appreciation (depreciation)
   on investments                                              3,897,241
                                                             -----------
  Net realized and unrealized gain (loss) on investments                        1,409,355
                                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $2,336,242
                                                                               ==========

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                              Six Months Ended
                                                               April 30, 2003        Year Ended
                                                                 (Unaudited)      October 31, 2002
                                                              ------------------------------------

FROM INVESTMENT ACTIVITIES:
  Net investment income                                          $   926,887        $  2,428,488
  Net realized loss on investments                                (2,487,886)         (2,201,495)
  Net change in unrealized appreciation (depreciation)
   on investments                                                  3,897,241          (4,870,976)
                                                                 -------------------------------
  Net increase (decrease) in net assets resulting from
   operations                                                      2,336,242          (4,643,983)
                                                                 -------------------------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                           (1,095,641)         (2,526,683)
                                                                 -------------------------------
      Net increase (decrease) in net assets                        1,240,601          (7,170,666)

NET ASSETS:
  Beginning of period                                             50,444,991          57,615,657
                                                                 -------------------------------
  End of period (including undistributed net investment
   income of $441,481 and $610,235, respectively)                $51,685,592        $ 50,444,991
                                                                 ===============================

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period


                                                   Six
                                                  Months
                                                  Ended                     Year Ended October 31,
                                                 April 30,    --------------------------------------------------
                                                  2003(a)      2002       2001       2000       1999       1998
                                                 ---------------------------------------------------------------

Net asset value, beginning of period              $22.56      $25.77     $28.22     $26.20     $25.32     $30.08
                                                 ---------------------------------------------------------------
Net investment income                               0.41        1.09       1.34       1.40       1.32       1.39
Net realized and unrealized gain (loss) on
 investments                                        0.64       (3.17)     (1.80)      2.24       1.07      (2.36)
                                                 ---------------------------------------------------------------

Total from investment operations                    1.05       (2.08)     (0.46)      3.64       2.39      (0.97)
                                                 ---------------------------------------------------------------
Dividends from net investment income               (0.49)      (1.13)     (1.33)     (1.32)     (1.46)     (1.49)

Distributions from net realized gains                  -           -      (0.66)     (0.30)     (0.05)     (2.30)
                                                 ---------------------------------------------------------------
      Total Distributions                          (0.49)      (1.13)     (1.99)     (1.62)     (1.51)     (3.79)

                                                 ---------------------------------------------------------------
Net asset value, end of period                    $23.12      $22.56     $25.77     $28.22     $26.20     $25.32
                                                 ===============================================================

Market value, end of period                       $21.51      $20.57     $24.25     $22.75     $21.00     $22.75
                                                 ===============================================================

Total investment return based on market
 value per share                                    6.93%     (11.05%)    15.83%     16.51%     (1.29%)     1.66%
                                                 ===============================================================

Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)      $51,686     $50,445    $57,616    $63,107    $58,583    $56,627
                                                 ===============================================================

  Ratio of expenses to average net assets           1.22%       1.09%      1.03%      1.06%      1.02%      1.04%
                                                 ===============================================================

  Ratio of net investment income to average
   net assets                                       3.68%       4.30%      4.89%      5.05%      5.05%      5.00%
                                                 ===============================================================

  Portfolio Turnover Rate                          87.50%     186.48%     53.81%     68.55%     60.65%     52.99%
                                                 ===============================================================

--------------------
(a) Unaudited. Ratios have been annualized; total investment return has not been annualized.

CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1-Summary of Significant Accounting
 Policies:

      Castle Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, closed-end management investment company. The Fund's investment adviser is Fred Alger Management, Inc. (the "Adviser").

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(a) Investment Valuation-Investments in securities are valued at 4:00 p.m. Eastern time. Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Directors. Short-term investments are valued at amortized cost which approximates market value.

(b) Securities Transactions and Investment Income-Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Effective November 1, 2001, premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities. This change in accounting policy which has been applied retroactively had no material effect on the accompanying financial statements.

(c) Dividends to Shareholders-Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or paid-in capital, depending on the type of book/tax differences that may exist.

      At October 31, 2002, the Fund reclassified $99,216 to undistributed net investment income (accumulated loss) and $105,288 from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of certain debt instruments. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(d) Federal Income Taxes-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including net realized capital gains, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 2002, the net capital loss carryforward of the Fund which may be used to offset future net realized gains was approximately $1,688,291, and expires in 2009 and 2010.

(e) Other-These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2-Investment Advisory Fees and Other
 Transactions with Affiliates:

(a) Investment Advisory Fees-Fees incurred by the Fund, pursuant to the provisions of an Investment Advisory Contract (the "Contract") with the Adviser, are payable monthly and computed at an annual rate of .75% based on the Fund's average weekly net asset value.

CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2-Investment Advisory Fees and Other
 Transactions with Affiliates (continued):

      The Contract further provides that if in any fiscal year the aggregate expenses of the Fund (excluding interest, brokerage commissions, taxes and extraordinary expenses) should exceed 1.5% of the first $30 million of average net assets and 1.0% of the average net assets of the Fund over $30 million, the Adviser will reimburse the Fund for such excess expenses. For the six months ended April 30, 2003, no reimbursement was required pursuant to the Contract. For the six months ended April 30, 2003, the total investment advisory fee charged to the Fund amounted to $189,086, and the Adviser received $9,000 for bookkeeping services supplied to the Fund at cost.

(b) Transfer Agent Fees-Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of the Adviser, serves as transfer agent for the Fund. During the six months ended April 30, 2003, the Fund incurred fees of approximately $4,000 for services provided by Alger Services and reimbursed Alger Services approximately $2,000 for transfer agent related expenses paid by Alger Services on behalf of the Fund.

(c) Directors' Fees-Certain directors and officers of the Fund are directors and officers of the Adviser and Alger Services. The Fund pays each director who is not affiliated with the Adviser or its affiliates an annual fee of $8,000, payable quarterly, which is reduced proportionately by any meetings not attended during the quarter.

(d) Other Transactions With Affiliates-At April 30, 2003, the Adviser and its affiliates owned 445,226 shares of the Fund.

NOTE 3-Securities Transactions:

      During the six months ended April 30, 2003, purchases and sales of investment securities, excluding short-term securities, aggregated $45,127,812 and $40,337,826, respectively.

NOTE 4-Components of Net Assets:

      At April 30, 2002, the Fund's net assets consisted of:


Paid-in capital                        $54,018,140
Undistributed net investment income        441,481
Undistributed net realized gain         (4,597,881)
Net unrealized appreciation              1,823,852
                                       -----------
NET ASSETS                             $51,685,592
                                       ===========

NOTE 5-Distributions to Shareholders:

      Distributions paid from ordinary income during the six months ended April 30, 2003 and the year ended October 31, 2002 were $1,095,641 and $2,526,683, respectively.

      As of October 31, 2002 the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income    $   556,036
Undistributed long-term gain               -
Capital loss carrryforward         1,688,921
Unrealized appreciation
 (depreciation)                   (2,439,894)

      The difference between book basis and tax-basis undistributed long-term gain is attributable primarily to the tax deferral of losses on wash sales.

Castle Convertible Fund, Inc.          Castle Convertible Fund, Inc.




Investment Adviser

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003
-------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
-------------------------------------------------------------
Results of Annual Meeting of Shareholders

The annual meeting of the shareholders of the Fund was
held on December 3, 2002. The following matters were submitted to a shareholder vote and approved:
(i) the election or reelection of the following directors of the Fund: Fred M. Alger, James P. Connelly, Jr., Charles
F. Baird, Jr., Roger P. Cheever, Lester L. Colbert, Jr., Stephen E. O'Neil, Nathan E. Saint-Amand, and B.
Joseph White. Each of the candidates elected or reelected received at least 2,028,510 affirmative votes and no more than 41,453 votes were withheld for any candidate. There were 12,963 abstentions.
(ii) The ratification of the selection of Ernst & Young LLP as the Fund's independent public accountants for the fis-
cal year ending October 31, 2002: For-2,046,622;
Against-32,569; Abstain-21,740
-------------------------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current informa-tion concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.

Item 2. Code of Ethics
        --------------

Not applicable.

Item 3. Audit Committee Financial Expert
        --------------------------------

Not applicable.

Item 4. Principal Accountant Fees and Services
        --------------------------------------

Not applicable.

Item 5. Audit Committee of Listed Registrants
        -------------------------------------

Not applicable.

Item 6. Reserved
        --------

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
        -----------------------------------------------------------------
Management Investment Companies
-------------------------------

Not applicable.

Item 8. Reserved
        --------

Item 9. Controls and Procedures
        -----------------------

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. Exhibits
         --------

(a) Not applicable.

(b) Attached hereto

      Exhibit 99.CERT Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

      Exhibit 99.906CERT Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By:   /s/Fred M. Alger
      Fred M. Alger
      Chairman and President
Date: July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Fred M. Alger
      Fred M. Alger
      Chairman and President
Date: July 8, 2003

By:   /s/Gregory S. Duch
      Gregory S. Duch
      Treasurer
Date: July 8, 2003

                               CERTIFICATIONS
                               --------------

I, Fred M. Alger, certify that:

1. I have reviewed this report on Form N-CSR of the Castle Convertible
Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003

/s/Fred M. Alger
----------------
Fred M. Alger
Chairman and President

I, Gregory S. Duch, certify that:

1. I have reviewed this report on Form N-CSR of the Castle Convertible
Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003

/s/Gregory S. Duch
------------------
Gregory S. Duch
Treasurer